Schedule of Investments
November 30, 2021
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations–151.91%(a)
New York–147.56%
Albany Capital Resource Corp. (College of Siant Rose (The)); Series 2021, Ref. RB	4.00%	07/01/2051	$ 605	$ 657,126
Amherst Development Corp. (Daemen College); Series 2018, Ref. RB	5.00%	10/01/2048	980	1,097,606
Brookhaven Local Development Corp. (Jefferson’s Ferry);
Series 2016, Ref. RB	5.25%	11/01/2036	1,010	1,198,910
Series 2020 B, RB	4.00%	11/01/2055	350	387,752
Brooklyn Arena Local Development Corp. (Barclays Center); Series 2009, RB(b)	0.00%	07/15/2034	8,315	6,099,885
Broome County Local Development Corp. (Good Shepherd Village at Endwell); Series 2021, Ref. RB	4.00%	07/01/2031	250	283,057
Buffalo & Erie County Industrial Land Development Corp. (Orchard Park); Series 2015, Ref. RB	5.00%	11/15/2037	2,465	2,760,634
Buffalo & Erie County Industrial Land Development Corp. (Tapestry Charter School);
Series 2017 A, RB	5.00%	08/01/2037	500	573,295
Series 2017 A, RB	5.00%	08/01/2047	1,500	1,694,312
Build NYC Resource Corp. (Bronx Charter School for Excellence); Series 2013 A, RB	5.50%	04/01/2043	1,260	1,319,002
Build NYC Resource Corp. (Children’s Aid Society (The));
Series 2019, RB	4.00%	07/01/2044	45	51,933
Series 2019, RB	4.00%	07/01/2049	1,300	1,491,200
Build NYC Resource Corp. (Pratt Paper, Inc.); Series 2014, Ref. RB(c)(d)	5.00%	01/01/2035	2,700	2,998,949
Build NYC Resource Corp. (The Children’s Aid Society); Series 2015, RB	5.00%	07/01/2045	2,840	3,217,218
Dutchess County Local Development Corp. (Bard College); Series 2020 A, Ref. RB(c)	5.00%	07/01/2051	1,000	1,197,084
Dutchess County Local Development Corp. (Nuvance Health); Series 2019 B, Ref. RB	4.00%	07/01/2049	2,375	2,731,542
Erie (County of), NY Industrial Development Agency (City of Buffalo School District);
Series 2015, Ref. RB(e)	5.00%	05/01/2026	5,000	5,861,722
Series 2015, Ref. RB(e)	5.00%	05/01/2027	2,500	2,924,500
Series 2015, Ref. RB(e)	5.00%	05/01/2028	2,500	2,919,211
Erie Tobacco Asset Securitization Corp.; Series 2005 A, RB	5.00%	06/01/2045	3,225	3,229,520
Hudson Yards Infrastructure Corp.; Series 2017 A, Ref. RB (INS - AGM)(f)	4.00%	02/15/2047	1,425	1,606,327
Hudson Yards Infrastructure Corp. (Green Bonds); Series 2021 A, Ref. RB	4.00%	02/15/2040	3,000	3,647,870
Jefferson Civic Facility Development Corp. (Samaritan Medical Center); Series 2017 A, Ref. RB	4.00%	11/01/2047	1,245	1,318,110
Long Island (City of), NY Power Authority;
Series 2016 B, Ref. RB	5.00%	09/01/2036	1,345	1,591,141
Series 2017, RB	5.00%	09/01/2047	1,000	1,217,137
Series 2019 A, RB	4.00%	09/01/2038	1,000	1,167,742
Series 2021 A, Ref. RB	3.00%	09/01/2040	1,150	1,249,570
Metropolitan Transportation Authority;
Series 2012 H, RB(g)(h)	5.00%	11/15/2022	415	434,237
Series 2012 H, RB	5.00%	11/15/2030	335	348,824
Series 2013 E, RB(g)(h)	5.00%	11/15/2023	2,750	3,004,967
Series 2017 D, Ref. RB	4.00%	11/15/2042	2,950	3,294,120
Subseries 2015 E-1, VRD RB (LOC - Barclays Bank PLC)(i)(j)	0.02%	11/15/2050	7,000	7,000,000
Metropolitan Transportation Authority (Green Bonds);
Series 2017 B-1, RB	5.25%	11/15/2057	2,065	2,512,354
Series 2017 C-2, Ref. RB(b)	0.00%	11/15/2040	8,250	5,154,734
Subseries 2017 A-1, RB	5.25%	11/15/2057	3,975	4,677,280
Monroe County Industrial Development Corp. (Rochester Regional Health); Series 2020, Ref. RB	4.00%	12/01/2046	300	345,274
Monroe County Industrial Development Corp. (St. John Fisher College); Series 2014 A, RB	5.50%	06/01/2034	1,000	1,105,728
Monroe County Industrial Development Corp. (University of Rochester);
Series 2013 A, RB(g)(h)	5.00%	07/01/2023	1,000	1,075,319
Series 2020 A, RB	4.00%	07/01/2050	2,200	2,552,845
MTA Hudson Rail Yards Trust Obligations; Series 2016 A, RB	5.00%	11/15/2051	11,095	11,122,438
Nassau (County of), NY Industrial Development Agency (Amsterdam at Harborside);
Series 2021, RB	5.00%	01/01/2058	1,219	1,190,081
Series 2021, Ref. RB(c)	9.00%	01/01/2041	600	601,393
Nassau County Local Economic Assistance Corp. (Catholic Health Services of Long Island Obligated Group); Series 2014, RB	5.00%	07/01/2033	1,000	1,103,987
Nassau County Local Economic Assistance Corp. (South Nassau Communities Hospital); Series 2012, Ref. RB	5.00%	07/01/2037	1,000	1,021,186
See accompanying notes which are an integral part of this schedule.
Invesco Trust for Investment Grade New York Municipals

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
Nassau County Local Economic Assistance Corp. (Winthrop-University Hospital Association); Series 2012, Ref. RB(g)(h)	5.00%	07/01/2022	$ 2,250	$ 2,313,746
Nassau County Tobacco Settlement Corp.; Series 2006 A-3, RB	5.00%	06/01/2035	1,250	1,269,507
New York & New Jersey (States of) Port Authority;
Series 2017 200, Ref. RB	5.25%	10/15/2057	6,880	8,383,510
Series 2019 217, RB	4.00%	11/01/2049	5,000	5,829,257
Series 2021, Ref. RB(d)	4.00%	07/15/2051	360	417,828
Series 2021, Ref. RB(d)	5.00%	07/15/2056	490	614,002
Two Hundred Seventh Series 2018, Ref. RB(d)(e)(k)	5.00%	09/15/2028	9,000	11,215,013
New York (City of), NY;
Series 2018 E-1, GO Bonds	5.25%	03/01/2035	1,000	1,251,986
Series 2020 C, GO Bonds	4.00%	08/01/2041	200	236,950
Series 2020 D-1, GO Bonds	5.00%	03/01/2038	600	765,694
Series 2020 FF, Ref. RB	4.00%	06/15/2041	300	356,767
Series 2020 GG-1, RB	4.00%	06/15/2050	500	585,383
Series 2021 F-1, GO Bonds	4.00%	03/01/2047	500	587,188
Series 2021 F-1, GO Bonds	5.00%	03/01/2050	1,000	1,272,425
Subeeries 2019 A-1, GO Bonds	5.00%	08/01/2045	2,120	2,627,742
Subseries 2012 A-2, VRD GO Bonds(i)	0.02%	10/01/2038	2,000	2,000,000
Subseries 2019 D-1, GO Bonds	5.00%	12/01/2037	2,000	2,511,267
New York (City of), NY Industrial Development Agency (Liberty 123 Wash); Series 2007, VRD RB(i)	0.02%	10/01/2042	1,000	1,000,000
New York (City of), NY Industrial Development Agency (Yankee Stadium);
Series 2020, Ref. RB	4.00%	03/01/2045	500	568,310
Series 2020, Ref. RB (INS - AGM)(f)	4.00%	03/01/2045	200	231,274
New York (City of), NY Municipal Water Finance Authority;
Series 2013 DD, RB	5.00%	06/15/2035	3,000	3,211,628
Series 2017 DD, RB(e)(k)	5.25%	06/15/2047	3,600	4,366,903
Series 2019 BB-1, RB	4.00%	06/15/2049	2,815	3,302,432
Series 2021 CC-1, RB	4.00%	06/15/2051	3,000	3,563,518
New York (City of), NY Transitional Finance Authority;
Series 2018 S-3, RB	5.00%	07/15/2043	2,115	2,610,302
Series 2018 S-3, RB	5.25%	07/15/2045	690	864,866
Series 2019 B-1, RB	4.00%	11/01/2045	1,300	1,523,780
Series 2020 C-1, RB	4.00%	05/01/2036	100	120,579
Series 2020 C-1, RB	4.00%	05/01/2037	175	210,362
Series 2020 C-1, RB	4.00%	05/01/2038	185	221,969
Series 2020 C-1, RB	4.00%	05/01/2039	165	197,563
Series 2020 C-1, RB	4.00%	05/01/2040	100	119,433
Series 2020 C-1, RB	4.00%	05/01/2045	1,065	1,257,260
Series 2020 D, RB	4.00%	11/01/2040	560	668,826
Series 2020 D, RB	4.00%	11/01/2043	2,575	3,054,381
Series 2020, RB	4.00%	05/01/2044	1,475	1,745,753
Series 2020, RB	4.00%	05/01/2045	885	1,044,765
Series 2021 E-1, RB	4.00%	02/01/2046	2,000	2,357,835
Subseries 2021 S-1, Ref. RB	4.00%	07/15/2040	1,000	1,203,602
New York (City of), NY Trust for Cultural Resources (Carnegie Hall);
Series 2019, Ref. RB	5.00%	12/01/2035	450	574,424
Series 2019, Ref. RB	5.00%	12/01/2037	275	348,878
Series 2019, Ref. RB	5.00%	12/01/2038	250	316,422
Series 2019, Ref. RB	5.00%	12/01/2039	375	473,116
New York (City of), NY Water & Sewer System (2nd Generation Resolution); Series 2019 AA, Ref. RB	4.00%	06/15/2040	3,500	4,163,916
New York (County of), NY Tobacco Trust V;
Series 2005 S-1, RB(b)	0.00%	06/01/2038	8,430	3,181,382
Series 2005 S-2, RB(b)	0.00%	06/01/2050	14,850	2,614,890
See accompanying notes which are an integral part of this schedule.
Invesco Trust for Investment Grade New York Municipals

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
New York (State of) Dormitory Authority;
Series 2009 C, RB (INS - AGC)(f)	5.00%	10/01/2024	$ 35	$ 35,139
Series 2011, RB	5.00%	10/01/2025	20	20,078
Series 2014 C, RB(e)	5.00%	03/15/2041	6,000	6,579,920
Series 2018 A, RB	5.00%	07/01/2048	1,500	1,825,381
Series 2019 A, RB	5.00%	10/01/2034	1,980	2,417,413
Series 2020 A, RB	4.00%	07/01/2050	1,500	1,745,724
New York (State of) Dormitory Authority (Catholic Health System Obligated Group); Series 2019 A, Ref. RB	4.00%	07/01/2045	1,750	1,897,628
New York (State of) Dormitory Authority (City of New York);
Series 2005 A, RB (INS - AMBAC)(f)	5.50%	05/15/2027	700	873,682
Series 2005 A, RB (INS - AMBAC)(f)	5.50%	05/15/2030	1,750	2,341,152
Series 2005 A, RB (INS - AMBAC)(f)	5.50%	05/15/2031	445	607,299
New York (State of) Dormitory Authority (Columbia University); Series 2018 A, RB	5.00%	10/01/2048	1,000	1,591,692
New York (State of) Dormitory Authority (Fashion Institute of Technology Student Housing Corp.); Series 2007, RB (INS - NATL)(f)	5.25%	07/01/2028	2,065	2,370,428
New York (State of) Dormitory Authority (Fordham University);
Series 2014, RB	5.00%	07/01/2044	1,000	1,106,368
Series 2020, RB	4.00%	07/01/2046	4,000	4,634,278
Series 2021 A, Ref. RB	3.00%	07/01/2038	610	664,221
New York (State of) Dormitory Authority (Icahn School of Medicine at Mount Sinai); Series 2015, Ref. RB	5.00%	07/01/2045	2,835	3,226,532
New York (State of) Dormitory Authority (Memorial Sloan-Kettering Cancer Center); Series 1998, RB (INS - NATL)(f)	5.50%	07/01/2023	2,575	2,720,869
New York (State of) Dormitory Authority (Montefiore Obligated Group); Series 2018 A, Ref. RB	5.00%	08/01/2030	2,000	2,459,706
New York (State of) Dormitory Authority (New School (The)); Series 2011, Ref. RB	5.00%	07/01/2031	1,360	1,364,705
New York (State of) Dormitory Authority (New York University);
Series 2001 1, RB (INS - BHAC)(f)	5.50%	07/01/2031	1,115	1,432,340
Series 2001 1, RB (INS - AMBAC)(f)	5.50%	07/01/2031	2,500	3,211,525
Series 2021 A, Ref. RB	3.00%	07/01/2041	1,000	1,091,556
Series 2021 A, Ref. RB	5.00%	07/01/2051	1,140	1,479,127
New York (State of) Dormitory Authority (Orange Regional Medical Center);
Series 2015, Ref. RB(c)	5.00%	12/01/2045	1,075	1,216,121
Series 2017, Ref. RB(c)	5.00%	12/01/2036	900	1,069,163
Series 2017, Ref. RB(c)	5.00%	12/01/2037	1,500	1,779,289
New York (State of) Dormitory Authority (Pace University);
Series 2013 A, RB(g)(h)	5.00%	05/01/2023	25	26,654
Series 2013 A, RB(g)(h)	5.00%	05/01/2023	30	31,985
Series 2013 A, RB	5.00%	05/01/2025	1,120	1,185,495
Series 2013 A, RB	5.00%	05/01/2029	1,270	1,341,248
New York (State of) Dormitory Authority (Pratt Institute); Series 2015 A, Ref. RB(g)(h)	5.00%	07/01/2024	1,085	1,212,609
New York (State of) Dormitory Authority (Rochester Institute of Technology); Series 2019 A, RB	5.00%	07/01/2049	2,095	2,595,360
New York (State of) Dormitory Authority (St. John’s University);
Series 2012, RB(g)(h)	5.00%	07/01/2022	5	5,139
Series 2012, RB	5.00%	07/01/2030	1,445	1,478,435
New York (State of) Dormitory Authority (Touro College and University System); Series 2014 A, RB	5.50%	01/01/2044	2,130	2,323,868
New York (State of) Housing Finance Agency (160 Madison Avenue); Series 2014 A, VRD RB (LOC - Landesbank Hessen-Thueringen Girozentrale)(i)(j)	0.02%	11/01/2046	2,300	2,300,000
New York (State of) Power Authority (Green Bonds); Series 2020 A, Ref. RB	4.00%	11/15/2055	3,300	3,857,592
New York (State of) Thruway Authority;
Series 2014 J, RB	5.00%	01/01/2034	4,085	4,455,053
Series 2019 B, RB (INS - AGM)(f)	4.00%	01/01/2040	2,340	2,753,048
Series 2019 B, RB	4.00%	01/01/2045	2,000	2,310,160
New York (State of) Utility Debt Securitization Authority; Series 2013 TE, RB(e)	5.00%	12/15/2032	12,500	13,657,406
New York City Health and Hospitals Corp.; Series 2021 A, Ref. RB	4.00%	02/15/2045	250	295,081
New York Convention Center Development Corp. (Hotel Unit Fee Secured);
Series 2016 B, RB(b)	0.00%	11/15/2044	1,730	912,754
Series 2016, RB(b)	0.00%	11/15/2056	5,000	1,770,151
See accompanying notes which are an integral part of this schedule.
Invesco Trust for Investment Grade New York Municipals

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
New York Liberty Development Corp. (3 World Trade Center);
Series 2014, Class 1, Ref. RB(c)	5.00%	11/15/2044	$ 4,895	$ 5,349,353
Series 2014, Class 3, Ref. RB(c)	7.25%	11/15/2044	1,085	1,201,067
New York Liberty Development Corp. (7 World Trade Center);
Series 2012, Class 1, Ref. RB(e)(k)	5.00%	09/15/2040	14,445	14,625,604
Series 2012, Class 2, Ref. RB	5.00%	09/15/2043	3,215	3,255,284
New York Liberty Development Corp. (Bank of America Tower at One Bryant Park); Series 2019, Ref. RB	2.80%	09/15/2069	2,785	2,885,114
New York Liberty Development Corp. (Goldman Sachs Headquarters);
Series 2005, Ref. RB	5.25%	10/01/2035	700	990,365
Series 2007, RB	5.50%	10/01/2037	2,145	3,191,683
New York State Dormitory Authority; Series 2021, RB(e)	4.00%	02/15/2047	6,500	7,547,368
New York State Environmental Facilities Corp.; Series 2019 B, Ref. RB	4.00%	06/15/2049	2,405	2,806,395
New York State Urban Development Corp.;
Series 2019 A, RB	5.00%	03/15/2042	1,345	1,664,136
Series 2019 A, Ref. RB	5.00%	03/15/2039	2,000	2,543,885
Series 2019 A, Ref. RB	4.00%	03/15/2042	4,950	5,796,089
Series 2020 A, RB	4.00%	03/15/2049	2,000	2,337,139
New York State Urban Development Corp. (Bidding Group 3); Series 2021, Ref. RB	4.00%	03/15/2046	1,320	1,577,310
New York Transportation Development Corp.; Series 2020 A, Ref. RB(d)	5.00%	12/01/2031	200	254,343
New York Transportation Development Corp. (American Airlines, Inc.); Series 2016, Ref. RB(d)	5.00%	08/01/2026	2,055	2,059,815
New York Transportation Development Corp. (Delta Air Lines, Inc. LaGuardia Airport Terminal C&D Redevelopment); Series 2018, RB(d)	5.00%	01/01/2036	5,455	6,519,012
New York Transportation Development Corp. (LaGuardia Airport Terminal B Redevelopment); Series 2016 A, RB(d)(e)(k)	5.00%	07/01/2046	7,000	7,738,648
New York Transportation Development Corp. (Terminal 4 JFK International Airport); Series 2020, Ref. RB	5.00%	12/01/2036	640	811,102
Niagara Area Development Corp. (Covanta); Series 2018 A, Ref. RB(c)(d)	4.75%	11/01/2042	1,820	1,893,696
Niagara Frontier Transportation Authority (Buffalo Niagara International Airport); Series 2014 A, Ref. RB(d)	5.00%	04/01/2028	1,000	1,099,409
Niagara Tobacco Asset Securitization Corp.; Series 2014, Ref. RB	5.25%	05/15/2040	725	784,860
North Syracuse Central School District; Series 2007, Ref. GO Bonds (INS - NATL)(f)	5.00%	06/15/2023	940	1,008,120
Oneida County Local Development Corp. (Mohawk Valley Health System); Series 2019, Ref. RB (INS - AGM)(f)	4.00%	12/01/2049	1,000	1,135,513
Onondaga (County of), NY Trust for Cultural Resources (Syracuse University);
Series 2019, Ref. RB	4.00%	12/01/2041	275	326,682
Series 2019, Ref. RB	5.00%	12/01/2043	550	702,823
Series 2019, Ref. RB	5.00%	12/01/2045	800	1,017,950
Series 2019, Ref. RB	4.00%	12/01/2047	460	541,374
Series 2019, Ref. RB	4.00%	12/01/2049	500	587,415
Rockland Tobacco Asset Securitization Corp.;
Series 2001, RB	5.75%	08/15/2043	1,375	1,389,022
Series 2005 A, RB(b)(c)	0.00%	08/15/2045	8,500	2,156,456
Series 2005 C, RB(b)(c)	0.00%	08/15/2060	96,000	5,307,322
Sales Tax Asset Receivable Corp.; Series 2014 A, Ref. RB(e)(g)(h)	5.00%	10/15/2024	7,235	8,198,194
Suffolk County Economic Development Corp. (Catholic Health Services); Series 2014 C, RB	5.00%	07/01/2032	1,085	1,199,294
Tompkins County Development Corp. (Tompkins Cortland Community College Foundation, Inc.);
Series 2013 A, RB(l)	5.00%	07/01/2027	1,000	515,000
Series 2013 A, RB(l)	5.00%	07/01/2032	750	386,250
Series 2013 A, RB(l)	5.00%	07/01/2038	2,000	1,030,000
Triborough Bridge & Tunnel Authority;
Series 2013 A, Ref. RB(b)	0.00%	11/15/2032	2,000	1,602,648
Series 2013 C, RB(e)	5.00%	11/15/2038	7,210	7,662,624
Series 2021 A-1, Ref. RB	4.00%	05/15/2046	815	965,810
Series 2021 A-1, Ref. RB	5.00%	05/15/2051	4,175	5,355,331
Series 2021 C-1A, RB	5.00%	05/15/2051	2,255	2,923,418
Series 2021 C-3, RB	4.00%	05/15/2051	1,300	1,542,223
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels);
Series 2020 A, RB	4.00%	11/15/2054	1,000	1,170,967
Series 2020 A, RB	5.00%	11/15/2054	200	253,589
Series 2021 A, RB	5.00%	11/15/2056	920	1,171,819
See accompanying notes which are an integral part of this schedule.
Invesco Trust for Investment Grade New York Municipals

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
TSASC, Inc.;
Series 2016 B, Ref. RB	5.00%	06/01/2045	$ 2,070	$ 2,308,914
Series 2017 A, Ref. RB	5.00%	06/01/2036	2,885	3,424,280
Westchester (County of), NY Industrial Development Agency (Million Air Two LLC General Aviation Facilities); Series 2017 A, RB(c)(d)	7.00%	06/01/2046	1,030	1,101,287
Westchester County Local Development Corp. (Betheal Methodist);
Series 2020 A, Ref. RB	5.00%	07/01/2040	150	157,683
Series 2020 A, Ref. RB	5.13%	07/01/2055	520	541,775
Westchester Tobacco Asset Securitization Corp.; Series 2016 C, Ref. RB	5.13%	06/01/2051	2,705	3,083,993
Western Regional Off-Track Betting Corp.; Series 2021, Ref. RB(c)	4.13%	12/01/2041	275	279,432
				416,646,015
Puerto Rico–2.47%
Children’s Trust Fund;
Series 2002, RB	5.50%	05/15/2039		820	841,946
Series 2005 A, RB(b)	0.00%	05/15/2050		2,000	324,430
Puerto Rico (Commonwealth of) Electric Power Authority; Series 2007 VV, Ref. RB (INS - NATL)(f)	5.25%	07/01/2030		500	541,476
Puerto Rico (Commonwealth of) Highway & Transportation Authority; Series 2007 N, Ref. RB (INS - AGC)(f)	5.25%	07/01/2034		1,800	1,952,819
Puerto Rico Sales Tax Financing Corp.;
Series 2018 A-1, RB(b)	0.00%	07/01/2029		565	488,782
Series 2018 A-1, RB(b)	0.00%	07/01/2031		650	522,326
Series 2018 A-1, RB	5.00%	07/01/2058		2,000	2,296,115
					6,967,894
Guam–0.95%
Guam (Territory of) International Airport Authority;
Series 2013 C, RB(d)(g)(h)	6.00%	10/01/2023		680	748,508
Series 2013 C, RB(d)(g)(h)	6.25%	10/01/2023		595	657,653
Series 2013 C, RB (INS - AGM)(d)(f)	6.00%	10/01/2034		270	294,216
Series 2013 C, RB(d)	6.25%	10/01/2034		905	980,765
					2,681,142
Virgin Islands–0.93%
Virgin Islands (Government of) Port Authority; Series 2014 B, Ref. RB	5.00%	09/01/2044		785	769,265
Virgin Islands (Government of) Public Finance Authority (Matching Fund Loan Note - Diageo); Series 2009 A, RB	6.63%	10/01/2029		1,335	1,346,793
Virgin Islands (Government of) Public Finance Authority (Matching Fund Loan Note); Series 2009 B, Ref. RB	5.00%	10/01/2025		515	516,340
					2,632,398
TOTAL INVESTMENTS IN SECURITIES(m)–151.91% (Cost $400,203,976)					428,927,449
FLOATING RATE NOTE OBLIGATIONS–(21.17)%
Notes with interest and fee rates ranging from 0.59% to 0.66% at 11/30/2021 and contractual maturities of collateral ranging from 05/01/2026 to 06/15/2047(n)					(59,765,000)
VARIABLE RATE MUNI TERM PREFERRED SHARES–(32.01)%					(90,373,709)
OTHER ASSETS LESS LIABILITIES–1.27%					3,564,108
NET ASSETS APPLICABLE TO COMMON SHARES–100.00%					$282,352,848
Investment Abbreviations:
AGC	– Assured Guaranty Corp.
AGM	– Assured Guaranty Municipal Corp.
AMBAC	– American Municipal Bond Assurance Corp.
BHAC	– Berkshire Hathaway Assurance Corp.
GO	– General Obligation
INS	– Insurer
LOC	– Letter of Credit
NATL	– National Public Finance Guarantee Corp.
RB	– Revenue Bonds
Ref.	– Refunding
VRD	– Variable Rate Demand
See accompanying notes which are an integral part of this schedule.
Invesco Trust for Investment Grade New York Municipals

Notes to Schedule of Investments:
(a)	Calculated as a percentage of net assets. Amounts in excess of 100% are due to the Trust’s use of leverage.
(b)	Zero coupon bond issued at a discount.
(c)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at November 30, 2021 was $26,150,612, which represented 9.26% of the Trust’s Net Assets.
(d)	Security subject to the alternative minimum tax.
(e)	Underlying security related to TOB Trusts entered into by the Trust.
(f)	Principal and/or interest payments are secured by the bond insurance company listed.
(g)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(h)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(i)	Demand security payable upon demand by the Trust at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically by the issuer or agent based on current market conditions. Rate shown is the rate in effect on November 30, 2021.
(j)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(k)	Security is subject to a reimbursement agreement which may require the Trust to pay amounts to a counterparty in the event of a significant decline in the market value of the security underlying the TOB Trusts. In case of a shortfall, the maximum potential amount of payments the Trust could ultimately be required to make under the agreement is $23,900,000. However, such shortfall payment would be reduced by the proceeds from the sale of the security underlying the TOB Trusts.
(l)	Defaulted security. Currently, the issuer is in default with respect to principal and/or interest payments. The aggregate value of these securities at November 30, 2021 was $1,931,250, which represented less than 1% of the Trust’s Net Assets.
(m)	Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligation but may be called upon to satisfy issuer’s obligations. No concentration of any single entity was greater than 5% each.
(n)	Floating rate note obligations related to securities held. The interest and fee rates shown reflect the rates in effect at November 30, 2021. At November 30, 2021, the Trust’s investments with a value of $93,297,113 are held by TOB Trusts and serve as collateral for the $59,765,000 in the floating rate note obligations outstanding at that date.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Trust for Investment Grade New York Municipals

Notes to Quarterly Schedule of Portfolio Holdings
November 30, 2021
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 — Prices are determined using quoted prices in an active market for identical assets.
Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Trust’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
As of November 30, 2021, all of the securities in this Trust were valued based on Level 2 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
Invesco Trust for Investment Grade New York Municipals